Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of due to related parties
	December 31, 2019	December 31, 2018
Zhentao Jiang	$607,349	$1,307,264
Wenjie Tang	-	11,318
Guofu Zhang	117,155	29,399
Others	381	-
Total	$724,885	$1,347,981